BUSINESS COMBINATION - Narrative (Details) - Multi Financial Group Inc [member] $ in Millions			1 Months Ended		7 Months Ended
	May 22, 2020 USD ($)	May 22, 2020 COP ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 COP ($)	Sep. 30, 2020 COP ($)	May 22, 2020 COP ($)
Disclosure of detailed information about business combination [line items]
Consideration paid	$ 433,800,000		$ 432,210,992				$ 1,607,074	$ 1,613,408
Non-controlling interests	125,000,000		125,282,341				$ 465,902	$ 465,902
Preferred shares recognized value	$ 110,000,000	$ 409,070
Percentage of voting equity interests acquired	96.60%							96.60%
Adjustment to the refund price			$ 1,600,000	$ 6,334
Revenues since acquisition					$ 197,400,000	$ 684,682
Profits since acquisition					6,700,000	23,239
Total revenue					11,215,000,000	38,949,821
Total profit					$ 1,298,000,000	$ 4,486,044
Acquisition related cost	$ 780,000	2,701
Non Controlling Interest Preferred Stock Recognized Value	$ 110,000,000	$ 409,070